REVENUE	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022
REVENUE

NOTE 3: REVENUE

The Company accounts for revenue in accordance with ASC Topic 606, Revenue from Contracts with Customers, which the Company adopted effective January 1, 2019. No cumulative adjustment to members equity was required, and the adoption did not have a material impact on our financial statements, as no material arrangements prior to the adoption were impacted by the new pronouncement.

In continuing operations, the Company only recognizes revenue from one source, oil and gas production and services, with the exception of $4,363 recognized in management fee revenue in 2022 for the management of the White River E&P I, LP.

The Company may, from time to time, do contract drilling of oil wells for other energy companies and that services revenue would be categorized as Other Revenue within continuing operations. The Company may, from time to time, sell off working interests in drilling projects on its own oil and gas mineral leases, and that revenue would be categorized within “Other Income (Expense)”. Included in deferred revenue as of December 31, 2022 are proceeds received from White River E&P I, LP for working interests on two wells. As noted in Note 16 “Commitments”, the Company has made the commitment to purchase all outstanding working interests from the Fund at the end of the five-year term on June 30, 2028, to close out the Fund and offer a mechanism to return capital to investors in the Fund.  The Company has formally committed to purchasing these working interests at a PV20 valuation by an independent firm. Since drilling on these two wells has not been completed as of December 31, 2022, no estimate can be provided for the valuation. The Company has reflected these amounts as deferred liabilities pending this valuation.

There were no significant contract asset or contract liability balances for all periods presented. The Company does not disclose the value of unsatisfied performance obligations for (i) contracts with an original expected length of one year or less and (ii) contracts for which we recognize revenue at the amount to which we have the right to invoice for services performed.

Collections of the amounts billed are typically paid by the customers within 30 to 60 days.

White River Holdings Corp [Member]
REVENUE

NOTE 2: REVENUE

The Company recognizes revenue when it transfers promised services to customers in an amount that reflects the consideration to which it expects to be entitled in exchange for those services.

The following table disaggregates the Company’s revenue by major source for the years ended March 31:

	2022	2021
Revenue:
Oil and Gas Production	$5,038,855	$2,362,577
Other income	7,704	10,905
	$5,046,559	$2,373,482

There were no significant contract asset or contract liability balances for all periods presented. The Company elected the practical expedients in paragraphs 606-10-50-14 and 50-14A and does not disclose the amount of transaction price allocated to remaining performance obligations for (i) contracts with an original expected length of one year or less and (ii) contracts for which we recognize revenue at the amount to which we have the right to invoice for services performed, or variable consideration related to future service periods.

Collections of the amounts billed are typically paid by the customers within 30 to 60 days.